Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities
Net income	$ 2,768	¥ 18,786	¥ 9,749
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	84	570	724
Amortization of intangible assets			3,480
Allowance for (reversal of) credit losses	(107)	(724)	1,400
Loss from disposal of property and equipment			1
Deferred tax (benefit) expense	1	8	(831)
Change in fair value of investment in marketable security	773	5,242	31,092
Investments loss	10	70	971
Share-based compensation	346	2,348	5,897
Amortization of right-of-use assets-operating lease	442	2,997	3,492
Changes in operating assets and liabilities
Accounts receivable	(528)	(3,582)	1,956
Prepaid expense and other current assets	(779)	(5,286)	(3)
Long term deposits and other assets	(46)	(310)	67
Accounts payable	1,560	10,584	3,028
Deferred revenue	301	2,045	9,012
Accrued salary and employee benefits	(754)	(5,119)	(12,132)
Accrued expenses and other current liabilities	76	518	(3,338)
Income tax payable	(125)	(845)	1,079
Lease liabilities-operating lease	(464)	(3,146)	(4,672)
Net cash provided by operating activities	3,558	24,156	50,972
Cash flows from investing activities
Cash acquired from acquisition			28
Payment for (receipts from) long term investments	93	632	(6,000)
Purchase of property and equipment and intangible assets	(41)	(276)	(261)
Net cash (used in) provided by investing activities	52	356	(6,233)
Cash flows from financing activities
(Advance to) proceeds from related parties	15	100	(100)
Share repurchase	(68)	(459)
Net cash used in financing activities	(53)	(359)	(100)
Effect of foreign exchange rate changes on cash and cash equivalents	(274)	(1,876)	1,311
Net increase in cash and cash equivalents	3,283	22,277	45,950
Cash and cash equivalents at beginning of the period	45,342	307,650	252,540
Cash and cash equivalents at end of the period	48,625	329,927	298,490
Supplemental disclosures of cash flow information:
Income taxes paid	196	1,333	2,210
Supplemental non-cash investing and financing information:
Right-of-use assets-operating lease obtained in exchange for lease liabilities-operating lease	1,410	9,564	16,442
Issuance of Class A ordinary shares for acquisition	$ 3,068	¥ 20,817